THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                              ------------------------

Check here if Amendment [   ]; Amendment Number:     2
                                                ---------------
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Magnetar Financial LLC
Address:     1603 Orrington Avenue
             13th Floor
             Evanston, IL  60201

Form 13F File Number:  28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael Turro
Title:       Chief Compliance Officer
Phone:       (847) 905-4690

Signature, Place, and Date of Signing:

    /s/ Michael Turro                 Evanston,  IL            August 14, 2008
------------------------     --------------------------    --------------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                           ------------------------------

Form 13F Information Table Entry Total:                       8
                                           ------------------------------

Form 13F Information Table Value Total:                $747,329
                                            ---------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                        MAGNETAR FINANCIAL, LLC
                                                               FORM 13F
                                                     Quarter Ended March 31, 2008


------------------------------------------------------------------------------------------------------------------------------------
                              CLASS                    VALUE      SHRS OR      SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
                              ------                   ------     -------      ---  ----  ----------    -----      ----------------
NAME OF ISSUER                TITLE         CUSIP     (X$1,000)   PRN AMT      PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----         -----     ---------   -------      ---  ----  ----------  --------  ----    ------  ----
------------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC         COM           03070Q101    23,454   1,285,149    SH         SOLE                  1,285,149
BCE INC                       COM NEW       05534B760    30,859     910,000    SH         SOLE                    910,000
CLEAR CHANNEL COMMUNICATIONS  COM           184502102   188,127   6,438,296    SH         SOLE                  6,438,296
CLEAR CHANNEL COMMUNICATIONS  COM           184502102    14,610     500,000    SH   PUT   SOLE                    500,000
NAVTEC CORP                   COM           63936L100   106,764   1,570,062    SH         SOLE                  1,570,062
NYMEX HOLDINGS INC            COM           62948N104     4,423      48,800    SH         SOLE                     48,800
PENN NATL GAMING              COM           707569109   201,162   4,600,088    SH         SOLE                  4,600,088
YAHOO INC                     COM           984332106   177,930   6,150,362    SH         SOLE                  6,150,362